FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ (683,000)	$ 0	$ (683,000)	$ 0
ITHAX ACQUISITION CORP.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value					$ (4,720,125)
ITHAX ACQUISITION CORP. | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning			182,250	0	0
Initial measurement on February 1, 2021					11,422,875
Change in fair value					(3,029,625)
Transfers to Level 1					(8,211,000)
Fair value as ending					182,250
Public Warrants [Member] | ITHAX ACQUISITION CORP.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers to Level 1					8,200,000
Public Warrants [Member] | ITHAX ACQUISITION CORP. | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning				0	0
Initial measurement on February 1, 2021					11,109,000
Change in fair value					(2,898,000)
Transfers to Level 1					(8,211,000)
Private Placement Warrants [Member] | ITHAX ACQUISITION CORP. | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as beginning			$ 182,250	$ 0	0
Initial measurement on February 1, 2021					313,875
Change in fair value					(131,625)
Fair value as ending					$ 182,250